Long-term investments - Rollforward (Details) $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019 USD ($) Y	May 31, 2019 CAD ($) Y	May 31, 2018 CAD ($)
Long-term investments
Cost			$ 35,016
Fair value, balance at the beginning		$ 46,028
Investment		133,138
Divesture/ Transfer		(103,504)
Total changes		75,662
Change in fair value		(10,740)
Fair value, balance at the end		$ 64,922
Warrants
Long-term investments
Volatility (as a percent)	70.00%	70.00%
Forfeiture rate (as a percent)	0.00%	0.00%
Dividend yield (as a percent)	0.00%	0.00%
Warrants | Minimum
Long-term investments
Risk-free rate (as a percent)	0.75%	0.75%
Expected life | Y	1	1
Warrants | Maximum
Long-term investments
Risk-free rate (as a percent)	1.70%	1.70%
Expected life | Y	2	2
Assets held for sale
Long-term investments
Cost			(11,162)
Fair value, balance at the beginning		$ 20,000
Divesture/ Transfer		20,000
Level 1
Long-term investments
Cost			24,321
Fair value, balance at the beginning		33,600
Investment		46,802
Divesture/ Transfer		(26,388)
Total changes		54,014
Change in fair value		(12,211)
Fair value, balance at the end		41,803
Level 2
Long-term investments
Cost			5,489
Fair value, balance at the beginning		2,567
Investment		16,787
Divesture/ Transfer		(19,354)
Level 3
Long-term investments
Cost			16,368
Fair value, balance at the beginning		29,861
Investment		69,549
Divesture/ Transfer		(77,762)
Total changes		21,648
Change in fair value		1,471
Fair value, balance at the end		23,119
Green Acre Capital Fund I
Long-term investments
Fair value, balance at the end		4,290
Green Acre Capital Fund I | Level 3
Long-term investments
Cost			1,600
Fair value, balance at the beginning		2,042
Investment		400
Total changes		2,442
Change in fair value		1,848
Fair value, balance at the end		4,290
Green Acre Capital Fund II | Level 3
Long-term investments
Investment		3,000
Divesture/ Transfer		(3,000)
US legalization options | Level 3
Long-term investments
Investment		54,762
Divesture/ Transfer		(54,762)
CannaRoyalty Corp. | Level 1
Long-term investments
Cost			1,500
Fair value, balance at the beginning		3,765
Divesture/ Transfer		(3,765)
MassRoots, Inc. | Level 1
Long-term investments
Cost			304
Fair value, balance at the beginning		164
Divesture/ Transfer		(164)
Tetra Bio-Pharma Inc.
Long-term investments
Fair value, balance at the end		17,216
Tetra Bio-Pharma Inc. | Level 1
Long-term investments
Cost			2,300
Fair value, balance at the beginning		6,800
Investment		16,757
Total changes		23,557
Change in fair value		(6,341)
Fair value, balance at the end		17,216
Hiku Brands Company Ltd. | Level 1
Long-term investments
Cost			9,775
Fair value, balance at the beginning		13,558
Divesture/ Transfer		(13,558)
Hiku Brands Company Ltd. | Level 2
Long-term investments
Cost			2,336
Fair value, balance at the beginning		1,906
Investment		16,787
Divesture/ Transfer		(18,693)
Scythian Biosciences Corp. | Level 1
Long-term investments
Cost			9,349
Fair value, balance at the beginning		8,603
Investment		298
Divesture/ Transfer		(8,901)
Scythian Biosciences Corp. | Level 2
Long-term investments
Cost			3,153
Fair value, balance at the beginning		661
Divesture/ Transfer		(661)
National Access Cannabis Corp.
Long-term investments
Fair value, balance at the end		7,941
National Access Cannabis Corp. | Level 1
Long-term investments
Cost			1,093
Fair value, balance at the beginning		710
Investment		10,481
Total changes		11,191
Change in fair value		(4,044)
Fair value, balance at the end		7,147
Aleafia Health Inc
Long-term investments
Fair value, balance at the end		8,445
Aleafia Health Inc | Level 1
Long-term investments
Investment		10,000
Total changes		10,000
Change in fair value		(1,555)
Fair value, balance at the end		8,445
Rapid Dose Therapeutics Inc
Long-term investments
Fair value, balance at the end		5,832
Rapid Dose Therapeutics Inc | Level 1
Long-term investments
Investment		5,400
Total changes		5,400
Change in fair value		432
Fair value, balance at the end		5,832
Fire & Flower Inc. | Level 1
Long-term investments
Investment		3,416
Total changes		3,416
Change in fair value		(593)
Fair value, balance at the end		2,823
High Tide Inc
Long-term investments
Fair value, balance at the end		340
High Tide Inc | Level 1
Long-term investments
Investment		450
Total changes		450
Change in fair value		(110)
Fair value, balance at the end		340
Copperstate Farms, LLC | Level 3
Long-term investments
Cost			1,755
Fair value, balance at the beginning		5,300
Divesture/ Transfer		(5,300)
Copperstate Farms Investors, LLC | Level 3
Long-term investments
Cost			9,407
Fair value, balance at the beginning		14,700
Divesture/ Transfer		(14,700)
Resolve Digital Health Inc. One | Level 3
Long-term investments
Cost			718
Fair value, balance at the beginning		3,300
Total changes		3,300
Change in fair value		(2,200)
Fair value, balance at the end		1,100
Resolve Digital Health Inc. Two | Level 3
Long-term investments
Cost			282
Fair value, balance at the beginning		1,916
Total changes		1,916
Change in fair value		(1,634)
Fair value, balance at the end		282
Green Tank Holdings Corp.
Long-term investments
Fair value, balance at the end	$ 3,943	5,334
Green Tank Holdings Corp. | Level 3
Long-term investments
Cost			650
Fair value, balance at the beginning		647
Investment		1,240
Total changes		1,887
Change in fair value		3,447
Fair value, balance at the end		5,334
IBBZ Krankenhaus GmbH | Level 3
Long-term investments
Cost			$ 1,956
Fair value, balance at the beginning		1,956
Total changes		1,956
Change in fair value		9
Fair value, balance at the end		1,965
Greenwell Brands GmbH | Level 3
Long-term investments
Investment		152
Total changes		152
Change in fair value		1
Fair value, balance at the end		153
HighArchy Ventures Ltd. | Level 3
Long-term investments
Investment		9,995
Total changes		9,995
Fair value, balance at the end		$ 9,995